Pension and Other Benefit Plans - Reconciliation of Assets Valued Using Significant Unobservable Inputs (Details) - Pension Plans, Defined Benefit - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	$ 2,998	$ 2,597
Changes due to exchange rates	(1,170)	283
Fair value of plan assets at end of year	11,574	2,998
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	348	315
Actual return on plan assets held at the reporting date	34	60
Purchases, sales, and settlements	443	9
Changes due to exchange rates	62	(36)
Fair value of plan assets at end of year	$ 887	$ 348